Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets and Goodwill [Abstract]
Acquired Intangible Assets and Goodwill
(6)	Acquired Intangible Assets and Goodwill

The intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired of 50% owned subsidiaries in 2005:

	In Thousands
	2012	2011
Amortizable intangible assets:
Premium on purchased deposits	$2,787	2,787
Accumulated amortization	2,787	2,675

	$—	112

	For the Year Ended December 31,
	2012	2011	2010
Amortization expense	$112	396	396

The premium on purchased deposits was amortized on a straight-line basis over 7 years.

	In Thousands
	2012	2011
Goodwill:
Balance at January 1,	$4,805	$4,805
Goodwill acquired during year	—	—
Impairment loss	—	—

Balance at December 31,	$4,805	$4,805